Legal Reserve	6 Months Ended
Jun. 30, 2025
Legal Reserve [Abstract]
LEGAL RESERVE
7.	LEGAL RESERVE

Thailand

Under the provisions of the Civil and Commercial Code, GF Cash (CIT) is required to set aside as a legal reserve at least 5% of the profits arising from the business of the Company at each dividend distribution until the reserve is at least 10% of the registered share capital. The legal reserve is non-distributable. The Company’s reserve has met the legal reserve requirement of $223,500 as of June 30, 2025 and December 31, 2024.

The PRC

Pursuant to the laws applicable to the PRC’s Foreign Investment Enterprises, the Company must make appropriations from after-tax profit to non-distributable reserve funds. Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax profits as determined under the PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends. For the six months ended June 30, 2025 and 2024, the Company did not accrue any legal reserve.